UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114

(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments

UBS Cash Reserves Fund

Schedule of Investments - July 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
U.S. Government and Agency Obligations-19.65%
7,000	U.S. Treasury Bills(1)	08/12/04	1.158@	6,997,749
15,000	Federal Home Loan Bank	10/05/04 to 10/05/05	1.280 to 1.485*	14,995,761
10,500	Federal Home Loan Bank	03/08/05 to 05/04/05	1.350 to 1.500	10,500,000
6,125	Federal Home Loan Mortgage Corp.	01/15/05	6.875	6,278,828
3,500	Federal National Mortgage Association	08/28/04	1.377*	3,499,831
6,090	Federal National Mortgage Association	12/10/04 to 12/15/04	1.080 to 1.150@	6,065,037
6,500	Federal National Mortgage Association	03/29/05 to 05/23/05	1.400 to 1.750	6,500,000
Total U.S. Government and Agency Obligations (cost-$54,837,206)				54,837,206
Bank Note-0.72%
U.S.-0.72%
2,000	U.S. Bank N.A. (cost-$2,000,000)	04/07/05	1.430	2,000,000
Certificates of Deposit-11.64%
Non-U.S.-6.98%
7,000	Abbey National Treasury Services PLC	09/09/04	1.400	7,000,000
4,000	Barclays Bank PLC	08/02/04	1.300*	3,999,954
3,500	Fortis Bank NV	08/13/04	1.297*	3,499,614
5,000	Natexis Banque Populaires	09/07/04	1.400	5,000,000
				19,499,568
U.S.-4.66%
6,000	First Tennessee Bank N.A.	08/05/04 to 08/23/04	1.300 to 1.370	6,000,000
7,000	Wells Fargo Bank N.A.	08/12/04 to 08/20/04	1.310 to 1.350	7,000,000
				13,000,000
Total Certificates of Deposit (cost-$32,499,568)				32,499,568

UBS Cash Reserves Fund

Schedule of Investments - July 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Commercial Paper@-43.92%
Asset Backed-Auto & Truck-2.51%
7,000	New Center Asset Trust	08/02/04	1.280	7,000,000
Asset Backed-Miscellaneous-12.71%
5,000	Amsterdam Funding Corp.	08/16/04	1.330	4,997,414
7,000	Barton Capital Corp.	08/17/04	1.350	6,996,063
5,000	Falcon Asset Securitization Corp.	08/20/04	1.370	4,996,575
5,000	Preferred Receivables Funding Corp.	08/20/04	1.360	4,996,600
6,500	Windmill Funding Corp.	08/25/04	1.380	6,494,269
7,000	Yorktown Capital LLC	08/02/04	1.280	7,000,000
				35,480,921
Asset Backed-Securities-8.95%
5,000	Galaxy Funding, Inc.	09/10/04	1.430	4,992,254
7,000	Giro Funding U.S. Corp.	08/05/04	1.300	6,999,242
7,000	Giro Multi-Funding Corp.	08/20/04	1.360	6,995,240
6,000	Grampian Funding LLC	09/07/04	1.380	5,991,720
				24,978,456
Banking-Non-U.S.-8.65%
4,300	Bank of Ireland	09/08/04	1.420	4,293,724
5,980	Depfa Bank PLC	08/13/04	1.290	5,977,643
5,400	DNB NOR Bank ASA	09/20/04	1.430	5,389,489
3,500	HBOS Treasury Services PLC	09/07/04	1.400	3,495,100
5,000	Northern Rock PLC	08/25/04	1.360	4,995,656
				24,151,612
Banking-U.S.-5.73%
5,000	Deutsche Bank Financial LLC	09/13/04	1.400	4,991,833
5,000	Dexia Delaware LLC	08/24/04	1.340	4,995,906
6,000	Societe Generale N.A., Inc.	09/07/04	1.400	5,991,600
				15,979,339
Brokerage-3.22%
4,000	Bear Stearns Cos., Inc.	08/12/04	1.310	3,998,544
5,000	Citigroup Global Markets Holdings, Inc.	08/02/04	1.270	5,000,000
				8,998,544

UBS Cash Reserves Fund

Schedule of Investments - July 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Commercial Paper@-(concluded)
Chemicals-2.15%
6,000	BASF AG	08/16/04	1.320	5,996,920
Total Commercial Paper (cost-$122,585,792)				122,585,792
Short-Term Corporate Obligations-12.54%
Asset Backed-Securities-7.52%
7,000	CC (USA), Inc.	08/12/04	1.318*	6,999,532
7,000	Dorada Finance, Inc.	08/16/04	1.335*	6,999,527
7,000	K2 (USA) LLC**	08/25/04	1.405*	6,999,663
				20,998,722
Automobile OEM-2.51%
7,000	Toyota Motor Credit Corp.	08/02/04	1.443*	7,001,945
Banking-Non-U.S.-1.08%
3,000	HBOS Treasury Services PLC	08/02/04	1.350*	3,000,000
Finance-NonCaptive Diversified-1.43%
4,000	General Electric Capital Corp.	08/09/04	1.450*	4,000,000
Total Short-Term Corporate Obligations (cost-$35,000,667)				35,000,667
Repurchase Agreement-9.65%
26,920	Repurchase Agreement dated 07/30/04 with Goldman Sachs, Inc., collateralized by $8,426,000 Federal National Mortgage Association, 3.300% to 5.000% due 03/21/07 to 09/29/09 and $59,768,000 U.S. Treasury Bond Strips, zero coupon due 02/15/25; (value- $27,458,523); proceeds: $26,923,051 (cost-$26,920,000)	08/02/04	1.360	26,920,000

UBS Cash Reserves Fund

Schedule of Investments - July 31, 2004 (unaudited)

Number of Shares (000)		Interest Rates (%)	Value ($)
Money Market Funds†-1.88%
2,953	AIM Liquid Assets Portfolio	1.240	2,953,316
2,285	BlackRock Provident Institutional TempFund	1.191	2,284,982
	Total Money Market Funds (cost-$5,238,298)		5,238,298
	Total Investments (cost-$279,081,531 which approximates cost for federal income tax purposes)(2)-100.00%		279,081,531
	Other assets in excess of liabilities-0.00%		9,649
	Net Assets-100.00%		$279,091,180

  *  Variable rate securities-maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of July 31, 2004, and reset periodically.

  **  Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 2.51% of net assets as of July 31, 2004, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  @  Interest rates shown are the discount rates at date of purchase.

  †  Interest rates shown reflect yield at July 31, 2004.

  (1)  Security was on loan at July 31, 2004.

  (2)  Includes $6,997,015 of investments in securities on loan, at value. The custodian held Federal National Mortgage Association obligations, 5.500% due 02/15/06 having an aggregate value of $7,145,225 as collateral for portfolio securities loaned.

  OEM  Original Equipment Manufacturer

Issuer Breakdown By Country	Percentage of Portfolio Assets
United States	83.3%
Great Britain	8.1
Ireland	3.7
Norway	1.9
France	1.8
Belgium	1.2
Total	100.0%

Weighted average maturity - 40 days

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

UBS Liquid Assets Fund

Schedule of Investments - July 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
U.S. Government and Agency Obligations-19.25%
7,500	U.S. Treasury Bills	08/12/04	1.158@	7,497,589
7,750	Federal Home Loan Bank	11/15/04 to 05/04/05	1.350 to 3.375	7,760,997
14,500	Federal Home Loan Bank	12/02/04 to 10/05/05	1.280 to 1.485*	14,495,368
19,110	Federal National Mortgage Association	08/11/04 to 02/04/05	1.080 to 1.300@	19,062,152
5,000	Federal National Mortgage Association	01/28/05	1.377*	4,999,759
11,500	Federal National Mortgage Association	03/29/05 to 06/03/05	1.400 to 1.850	11,500,000
Total U.S. Government and Agency Obligations (cost-$65,315,865)				65,315,865
Certificates of Deposit-17.61%
Non-U.S.-10.76%
8,000	Abbey National Treasury Services PLC	09/09/04	1.400	8,000,000
4,000	Barclays Bank PLC	08/02/04	1.300*	3,999,954
5,500	Fortis Bank NV	08/04/04 to 08/13/04	1.285 to 1.297*	5,499,161
3,000	Landesbank Hessen-Thuringen	12/31/04	1.210	2,999,993
7,000	Natexis Banque Populaires	09/07/04	1.400	7,000,000
9,000	Societe Generale	08/05/04 to 08/12/04	1.289 to 1.293*	8,998,595
				36,497,703
U.S.-6.85%
8,250	American Express Centurion Bank	01/26/05	1.880	8,250,402
7,000	First Tennessee Bank N.A.	08/20/04	1.360	7,000,000
8,000	Wells Fargo Bank N.A.	08/20/04	1.350	8,000,000
				23,250,402
Total Certificates of Deposit (cost-$59,748,105)				59,748,105
Commercial Paper@-55.07%
Asset Backed-Auto & Truck-1.77%
6,000	New Center Asset Trust	08/09/04	1.290	5,998,495
Asset Backed-Banking-2.36%
8,000	Atlantis One Funding Corp.	08/02/04	1.280	8,000,000

UBS Liquid Assets Fund

Schedule of Investments - July 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Commercial Paper@-(continued)
Asset Backed-Miscellaneous-19.14%
8,000	Amsterdam Funding Corp.	08/16/04 to 08/30/04	1.330 to 1.380	7,995,306
4,000	Barton Capital Corp.	08/13/04	1.300	3,998,411
4,000	Falcon Asset Securitization Corp.	08/23/04	1.370	3,996,803
5,000	Kitty Hawk Funding Corp.	08/23/04	1.360	4,996,034
6,000	Old Line Funding Corp.	09/13/04	1.480	5,989,640
8,000	Preferred Receivables Funding Corp.	08/09/04 to 08/17/04	1.290 to 1.330	7,996,477
8,000	Thunder Bay Funding	08/20/04	1.350	7,994,600
8,000	Triple A One Funding	08/16/04 to 08/27/04	1.330 to 1.390	7,994,070
6,000	Variable Funding Capital Corp.	08/10/04	1.280	5,998,293
8,000	Yorktown Capital LLC	08/16/04 to 08/27/04	1.330 to 1.360	7,994,153
				64,953,787
Asset Backed-Securities-3.24%
8,000	Dorada Finance, Inc.	08/20/04 to 08/25/04	1.350 to 1.370	7,993,999
3,000	Giro Funding U.S. Corp.	08/19/04	1.365	2,998,066
				10,992,065
Banking-Non-U.S.-10.59%
8,000	Credit Suisse First Boston NY	09/16/04	1.430	7,985,700
7,000	Depfa Bank PLC	11/23/04	1.165	6,974,402
8,000	ForeningsSparbanken AB	08/20/04	1.370	7,994,520
8,000	Northern Rock PLC	09/07/04 to 09/16/04	1.410 to 1.430	7,986,833
5,000	Svenska Handelsbanken	08/30/04	1.410	4,994,517
				35,935,972
Banking-U.S.-7.95%
6,000	ANZ (Delaware), Inc.	09/07/04	1.380	5,991,720
5,000	Deutsche Bank Financial LLC	09/13/04	1.400	4,991,833
8,000	Dexia Delaware LLC	08/05/04	1.270	7,999,154
8,000	San Paolo IMI U.S. Financial Co.	08/23/04	1.350	7,993,700
				26,976,407

UBS Liquid Assets Fund

Schedule of Investments - July 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Commercial Paper@-(concluded)
Brokerage-7.07%
8,000	Bear Stearns Cos., Inc.	08/09/04	1.290	7,997,993
8,000	Citigroup Global Markets Holdings, Inc	08/02/04	1.270	8,000,000
8,000	Greenwich Capital Holdings, Inc.	08/26/04	1.410*	8,000,000
				23,997,993
Chemicals-0.59%
2,000	BASF AG	08/16/04	1.320	1,998,973
Energy-Integrated-1.47%
5,000	Koch Industries LLC	08/10/04	1.260	4,998,600
Utilities-Other-0.89%
3,000	RWE AG	08/11/04	1.310	2,999,018
Total Commercial Paper (cost-$186,851,310)				186,851,310
Short-Term Corporate Obligations-6.19%
Asset Backed-Securities-2.06%
7,000	K2 (USA) LLC**	08/09/04	1.311*	6,999,756
Banking-Non-U.S.-0.89%
3,000	HBOS Treasury Services PLC	08/02/04	1.350*	3,000,000
Finance-NonCaptive Consumer-2.06%
7,000	Household Finance Corp.	08/05/04	1.110*	7,000,000
Finance-NonCaptive Diversified-1.18%
4,000	General Electric Capital Corp.	08/09/04	1.450*	4,000,000
Total Short-Term Corporate Obligations (cost-$20,999,756)				20,999,756

UBS Liquid Assets Fund

Schedule of Investments - July 31, 2004 (unaudited)

Number of Shares (000)		Interest Rates (%)	Value ($)
Money Market Funds†-1.86%
3,903	AIM Liquid Assets Portfolio	1.240	3,903,059
2,417	BlackRock Provident Institutional TempFund	1.191	2,417,118
	Total Money Market Funds (cost-$6,320,177)		6,320,177
	Total Investments (cost-$339,235,213 which approximates cost for federal income tax purposes)-99.98%		339,235,213
	Other assets in excess of liabilities-0.02%		64,863
	Net Assets-100.00%		$339,300,076

  *  Variable rate securities-maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of July 31, 2004, and reset periodically.

  **  Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 2.06% of net assets as of July 31, 2004, is deemed liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  @  Interest rates shown are the discount rates at date of purchase.

  †  Interest rates shown reflect yield at July 31, 2004.

Issuer Breakdown By Country	Percentage of Portfolio Assets
United States	77.8%
Great Britain	6.8
France	4.7
Sweden	3.8
Switzerland	2.3
Ireland	2.1
Belgium	1.6
Germany	0.9
Total	100.0%

Weighted average maturity - 45 days

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

UBS Select Treasury Fund

Schedule of Investments - July 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
U.S. Treasury Obligations-41.67%
135,000	U.S. Treasury Bills(1)	08/05/04 to 10/07/04	0.940 to 1.140@	134,916,849
15,000	U.S. Treasury Notes(1)	02/28/05	1.500	15,005,217
Total U.S. Treasury Obligations (cost-$149,922,066)				149,922,066
Repurchase Agreements-58.39%
55,000	Repurchase Agreement dated 07/30/04 with Bear Stearns & Co., collateralized by $163,140,000 U.S. Treasury Bond Strips, zero coupon due 02/15/16 to 02/15/24; (value-$57,445,389); proceeds: $55,006,050	08/02/04	1.320	55,000,000
60,070	Repurchase Agreement dated 07/30/04 with Deutsche Bank Securities, Inc., collateralized by $61,243,000 U.S. Treasury Notes, 1.875% due 01/31/06; (value-$61,271,813); proceeds: $60,076,608	08/02/04	1.320	60,070,000
55,000	Repurchase Agreement dated 07/30/04 with Goldman Sachs, Inc., collateralized by $35,151,000 U.S. Treasury Bonds, 11.250% due 02/15/15; (value-$56,100,818); proceeds: $55,006,050	08/02/04	1.320	55,000,000
40,000	Repurchase Agreement dated 07/30/04 with Merrill Lynch & Co., Inc., collateralized by $106,565,000 U.S. Treasury Bond Strips, 8.000% due 11/15/21; (value-$40,800,540); proceeds: $40,004,167	08/02/04	1.250	40,000,000

Total Repurchase Agreements (cost-$210,070,000)	210,070,000
Total Investments (cost-$359,992,066 which approximates cost for federal income tax purposes)(2)-100.06%	359,992,066
Liabilities in excess of other assets-(0.06)%	(243,226)
Net Assets-100.00%	$359,748,840

  @  Interest rates shown are the discount rates at date of purchase.

  (1)  Security was on loan at July 31, 2004.

UBS Select Treasury Fund

Schedule of Investments - July 31, 2004 (unaudited)

  (2)  Includes $149,870,701 of investments in securities on loan, at value. The custodian held securities having an aggregate value of $153,417,390 as collateral for portfolio securities loaned as follows:

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
21,850	U.S. Treasury Bond Strips	08/15/07	8.875	11,052,801
23,000	U.S. Treasury Bond Strips	02/15/19	8.875	10,514,611
24,400	U.S. Treasury Bond Strips	08/15/20	8.750	10,123,291
301,775	U.S. Treasury Bond Strips	11/15/21	8.000	115,540,594
3,700	U.S. Treasury Bond Inflation Index	04/15/29	3.875	6,186,093

$153,417,390

Weighted average maturity - 19 days

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

UBS Select Money Market Fund

Schedule of Investments - July 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
U.S. Government Agency Obligations-18.89%
100,000	Federal Home Loan Bank	08/25/04	1.365@	99,909,000
280,390	Federal Home Loan Bank	01/14/05 to 05/04/05	1.350 to 4.125	280,707,291
175,000	Federal Home Loan Bank	10/03/05 to 10/05/05	1.483 to 1.485*	174,887,075
30,486	Federal Home Loan Mortgage Corp.	08/12/04	1.350@	30,473,425
125,000	Federal Home Loan Mortgage Corp.	11/15/04 to 03/01/05	1.420 to 3.875	125,585,493
236,750	Federal National Mortgage Association	10/14/04 to 12/15/04	1.080 to 1.150@	235,914,122
283,000	Federal National Mortgage Association	12/29/04 to 06/03/05	1.400 to 1.850	283,000,000
79,000	Federal National Mortgage Association	01/28/05	1.377*	78,996,172
Total U.S. Government Agency Obligations (cost-$1,309,472,578)				1,309,472,578
Bank Notes-1.74%
Non-U.S.-1.20%
83,000	Westpac Banking Corp.	08/16/04	1.320*	82,996,844
U.S.-0.54%
37,600	U.S. Bank N.A.	04/07/05	1.430	37,600,000
Total Bank Notes (cost-$120,596,844)				120,596,844
Time Deposits-4.60%
119,000	National City Bank of Indiana, Grand Cayman	08/02/04	1.281	119,000,000
200,000	State Street Bank & Trust Co., Grand Cayman	08/02/04	1.300	200,000,000
Total Time Deposits (cost-$319,000,000)				319,000,000
Certificates of Deposit-12.83%
Non-U.S.-6.26%
126,000	Abbey National Treasury Services PLC	08/26/04 to 09/09/04	1.380 to 1.400	126,000,000
74,000	Fortis Bank NV	08/13/04	1.297*	73,991,789
45,000	Royal Bank of Canada	12/27/04	1.463	44,980,364
44,000	Societe Generale	08/05/04	1.289*	43,993,250
115,000	UniCredito Italiano SpA	08/30/04	1.405	115,000,000

UBS Select Money Market Fund

Schedule of Investments - July 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Certificates of Deposit-(concluded)
30,000	Westdeutsche Landesbank AG	08/02/04	1.315*	30,000,000
				433,965,403
U.S.-6.57%
60,000	American Express Centurion Bank	08/03/04	1.310	60,000,000
50,000	Discover Bank	08/27/04	1.420	50,000,000
175,000	First Tennessee Bank N.A.	08/09/04 to 08/20/04	1.290 to 1.360	175,000,000
171,000	Wells Fargo Bank N.A.	08/16/04 to 08/20/04	1.320 to 1.350	171,000,000
				456,000,000
Total Certificates of Deposit (cost-$889,965,403)				889,965,403
Commercial Paper@-36.26%
Asset Backed-Auto & Truck-1.44%
100,000	New Center Asset Trust	08/02/04 to 08/06/04	1.280 to 1.300	99,989,194
Asset Backed-Miscellaneous-16.07%
130,000	Amsterdam Funding Corp.	08/03/04 to 08/25/04	1.290 to 1.390	129,922,283
120,329	Barton Capital Corp.	08/13/04 to 08/17/04	1.300 to 1.350	120,267,449
170,000	Falcon Asset Securitization Corp.	08/09/04 to 08/25/04	1.290 to 1.390	169,906,467
113,968	Old Line Funding Corp.	08/06/04 to 09/08/04	1.280 to 1.440	113,875,932
135,897	Preferred Receivables Funding Corp.	08/24/04 to 08/26/04	1.390 to 1.450	135,764,427
50,000	Receivables Capital Corp.	08/20/04	1.350	49,964,375
95,050	Thunder Bay Funding	08/17/04 to 08/23/04	1.340 to 1.450	94,980,303
160,000	Variable Funding Capital Corp.	08/05/04	1.290	159,977,067
140,000	Yorktown Capital LLC	08/06/04 to 08/18/04	1.280 to 1.350	139,956,722
				1,114,615,025
Asset Backed-Securities-6.34%
165,000	Galaxy Funding, Inc.	08/03/04 to 09/01/04	1.290 to 1.450	164,870,480
125,000	Giro Funding U.S. Corp.	08/27/04 to 08/30/04	1.440 to 1.450	124,865,518

UBS Select Money Market Fund

Schedule of Investments - July 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Commercial Paper@-(concluded)
150,000	Grampian Funding LLC	09/14/04	1.420	149,739,667
				439,475,665
Automobile OEM-0.48%
33,000	Toyota Motor Credit Corp.	08/06/04	1.180	32,994,133
Banking-Non-U.S.-2.83%
128,000	ForeningsSparbanken AB	08/20/04	1.370	127,907,449
68,503	Natexis Banque Populaires US Finance Co. LLC	08/23/04	1.380	68,445,229
				196,352,678
Banking-U.S.-4.56%
150,000	Dexia Delaware LLC	08/11/04	1.290	149,946,250
66,000	National Australia Funding (Delaware), Inc.	08/02/04	1.270	65,997,672
100,000	San Paolo IMI U.S. Financial Co.	08/26/04	1.390	99,903,472
				315,847,394
Brokerage-2.52%
75,000	Citigroup Global Markets Holdings, Inc.	08/02/04	1.270	74,997,354
100,000	Credit Suisse First Boston USA, Inc.	08/09/04	1.280	99,971,556
				174,968,910
Manufacturing-Diversified-0.72%
50,000	General Electric Co.	09/20/04	1.440	49,900,000
Utilities-Other-1.30%
90,000	RWE AG	08/03/04	1.280	89,993,600
Total Commercial Paper (cost-$2,514,136,599)				2,514,136,599
U.S. Master Notes-4.32%
Banking-2.16%
150,000	Bank of America Securities LLC	08/02/04	1.413*	150,000,000
Brokerage-2.16%
150,000	Bear Stearns Cos., Inc.	08/02/04	1.513*	150,000,000
Total U.S. Master Notes (cost-$300,000,000)				300,000,000
Funding Agreements#-3.61%
100,000	Metropolitan Life Insurance Co.	08/02/04	1.461*	100,000,000
75,000	New York Life Insurance Co.	08/02/04	1.451*	75,000,000

UBS Select Money Market Fund

Schedule of Investments - July 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Funding Agreements#-(concluded)
75,000	Travelers Insurance Co.	08/02/04	1.451*	75,000,000
Total Funding Agreements (cost-$250,000,000)				250,000,000
Short-Term Corporate Obligations-9.32%
Asset Backed-Securities-2.00%
54,000	CC (USA), Inc.	08/12/04	1.318*	53,996,370
50,000	K2 (USA) LLC**	11/15/04	1.490	50,000,000
35,000	Links Finance LLC**	08/16/04	1.330	35,023,625
				139,019,995
Banking-Non-U.S.-1.23%
85,000	HBOS Treasury Services PLC	08/02/04	1.350*	85,000,000
Banking-U.S.-0.95%
40,000	KFW International Finance, Inc.	04/18/05	4.250	40,784,149
25,000	Wells Fargo & Co.	08/16/04	1.450*	25,000,000
				65,784,149
Brokerage-1.23%
85,000	Morgan Stanley	08/02/04	1.405*	85,000,000
Finance-Noncaptive Consumer-2.11%
146,500	Household Finance Corp.	08/05/04 to 08/18/04	1.260 to 1.320*	146,500,090
Finance-Noncaptive Diversified-1.80%
125,000	General Electric Capital Corp.	08/09/04	1.450*	125,029,426
Total Short-Term Corporate Obligations (cost-$646,333,660)				646,333,660
Repurchase Agreements-7.93%
250,000	Repurchase Agreement dated 07/30/04 with Deutsche Bank Securities, Inc., collateralized by $25,000,000 Federal Agricultural Mortgage Corp., 6.680% due 06/10/14, $65,020,000 Federal Home Loan Bank, 2.350% to 4.875% due 08/04/06 to 05/15/07, $55,900,000 Federal Home Loan Mortgage Corp., 1.500% due 08/15/05, $74,476,000 Federal National Mortgage Association, 2.625% to 6.250% due 01/19/07 to 02/01/11 and $26,300,000 Tennessee Valley Authority, 6.375% due 06/15/05 (value-$255,005,148); proceeds: $250,028,333	08/02/04	1.360	250,000,000

UBS Select Money Market Fund

Schedule of Investments - July 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Repurchase Agreement-(concluded)
150,000	Repurchase Agreement dated 07/30/04 with Goldman Sachs Mortgage Corp., Inc., collateralized by $8,495,000 Federal Home Loan Bank, 1.875% due 06/15/06 and $144,452,000 Federal National Motgage Association, 2.375% due 11/28/05; (value-$153,001,202); proceeds: $150,017,000	08/02/04	1.360	150,000,000
150,000	Repurchase Agreement dated 07/30/04 with Goldman Sachs Mortgage Corp., collateralized by $152,363,535 various whole loan assets due 01/01/10; (value-$154,500,001); proceeds: $150,018,281	08/02/04	1.463	150,000,000
	Total Repurchase Agreements (cost-$550,000,000)			550,000,000

Number of Shares (000)
Money Market Fund-0.50%
34,572	BlackRock Provident Institutional TempFund (cost-$34,572,066)	1.191†	34,572,066
	Total Investments (cost-$6,934,077,150 which approximates cost for federal income tax purposes)-100.00%		6,934,077,150
	Other assets in excess of liabilities-0.00%		42,550
	Net Assets-100.00%		$6,934,119,700

  *  Variable rate securities-maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of July 31, 2004, and reset periodically.

  **  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.23% of net assets as of July 31, 2004, are deemed liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  @  Interest rates shown are the discount rates at date of purchase.

  †  Interest rate shown reflects yield at July 31, 2004.

UBS Select Money Market Fund

Schedule of Investments - July 31, 2004 (unaudited)

  #  The following represents illiquid restricted securities as of July 31, 2004:

Restricted Securities	Acquisition Date (s)	Acquisition Cost ($)	Acquisition Cost Percentage of Fund's Net Assets (%)	Market Value ($)	Market Value Percentage of Fund's Net Assets (%)
Metropolitan Life Insurance Co., 1.461%, 08/02/04	08/01/03	100,000,000	1.45	100,000,000	1.45
New York Life Insurance Co., 1.451%, 08/02/04	02/04/04	75,000,000	1.08	75,000,000	1.08
Travelers Insurance Co., 1.451%, 08/02/04	07/01/04	75,000,000	1.08	75,000,000	1.08
		250,000,000	3.61	250,000,000	3.61

Issuer Breakdown By Country	Percentage of Portfolio Assets
United States	88.5%
Great Britain	3.0
Sweden	1.8
Italy	1.7
France	1.6
Australia	1.2
Belgium	1.1
Canada	0.7
Germany	0.4
Total	100.0%

Weighted average maturity - 45 days

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)  Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:  /s/ Joseph A. Varnas

Joseph A. Varnas

President

Date:  September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Joseph A. Varnas

Joseph A. Varnas

President

Date:  September 29, 2004

By:  /s/ Thomas Disbrow

Thomas Disbrow

Treasurer

Date:  September 29, 2004